Commitments and Contingencies - Condensed Consolidated Statements of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Invested assets	$ 442,497	$ 417,210
Insurance contract assets	102	145
Reinsurance contract held assets (note 6)	59,015	42,651
Total other assets	41,216	38,024
Segregated funds net assets	435,988	377,544
Insurance contract liabilities, excluding those for account of segregated fund holders	396,401	367,996
Reinsurance contract held liabilities	2,669	2,831
Investment contract liabilities	13,498	11,816
Total other liabilities	77,302	66,660
Insurance contract liabilities for account of segregated fund holders	126,545	114,143
Investment contract liabilities for account of segregated fund holders	309,443	263,401
MFC (Guarantor)
Disclosure of other provisions [line items]
Invested assets	126	86
Insurance contract assets	0	0
Reinsurance contract held assets (note 6)	0	0
Total other assets	65,898	59,023
Segregated funds net assets	0	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other liabilities	15,052	12,070
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
Subsidiaries on a combined basis
Disclosure of other provisions [line items]
Invested assets	442,371	417,124
Insurance contract assets	102	145
Reinsurance contract held assets (note 6)	59,015	42,651
Total other assets	46,450	42,411
Segregated funds net assets	435,988	377,544
Insurance contract liabilities, excluding those for account of segregated fund holders	396,401	367,996
Reinsurance contract held liabilities	2,669	2,831
Investment contract liabilities	13,498	11,816
Total other liabilities	63,825	55,129
Insurance contract liabilities for account of segregated fund holders	126,545	114,143
Investment contract liabilities for account of segregated fund holders	309,443	263,401
Consolidation adjustments
Disclosure of other provisions [line items]
Invested assets	0	0
Insurance contract assets	0	0
Reinsurance contract held assets (note 6)	0	0
Total other assets	(71,132)	(63,410)
Segregated funds net assets	0	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other liabilities	(1,575)	(539)
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
MFLP
Disclosure of other provisions [line items]
Invested assets	16	9
Insurance contract assets	0	0
Reinsurance contract held assets (note 6)	0	0
Total other assets	995	969
Segregated funds net assets	0	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other liabilities	726	718
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	$ 0	$ 0